Summary Prospectus | April 29, 2011
Class/Ticker: Class R / CAMLX Class I / CMLIX

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at http://www.congressasset.com/funds/mf_download_menu.htm.  You may also obtain this information at no cost by calling (888) 688-1299.  The Fund's Prospectus and Statement of Additional Information, both dated April 29, 2011, are incorporated by reference into this Summary Prospectus.

Investment Objective
The Congress Large Cap Growth Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class R	Class I
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales charge (load)	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R	Class I
Management Fees	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	1.35%	0.89%
Total Annual Fund Operating Expenses	2.10%	1.39%
Fee Waiver and/or Expense Reimbursement	-1.10%	-0.64%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)	1.00%	0.75%

(1)
Congress Asset Management Company, LLP (the “Advisor”) has contractually agreed to reduce its fees and/or pay Fund expenses (excluding the expenses associated with the Fund’s investment in other investment companies referred to as “Acquired Fund Fees and Expenses,” interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund to 1.00% and 0.75% of the Fund’s Class R shares’ and Class I shares’ average net assets, respectively (the “Expense Cap”).  The Expense Cap will remain in effect until at least April 30, 2012.  The Agreement may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor, or by the Advisor with the consent of the Board.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual Expense Cap only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class R	$102	$552	$1,028	$2,344
Class I	$77	$377	$699	$1,613

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies
The Fund attempts to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization companies.  The Fund considers a company to be a large-cap company if it has a market capitalization, at the time of purchase, of over $5 billion.  The Fund may also invest from time to time in equity securities of mid-capitalization companies (i.e., those with capitalizations between $1 billion and $5 billion).  Equity securities in which the Fund may invest include common stock, preferred stock, and exchange-traded funds (“ETFs”).  The Fund may also invest up to 10% of its total assets in equity securities of foreign issuers traded on foreign exchanges or in foreign currencies or through American Depositary Receipts (“ADRs”) and similar investments, such as European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs).  The Advisor employs a “bottom-up” approach to stock selection, which means that the Advisor chooses the Fund’s investments based on a company’s future prospects and not on any significant economic or market cycle.  The Advisor also uses a growth-style approach to selecting securities with a focus on high quality companies.  The Advisor’s fundamental approach emphasizes growth of earnings and free cash flow.  The Advisor may sell a security for a number of reasons including, but not limited to, if it determines that the security no longer meets its investment criteria or if a new security is judged more attractive than a current holding.

Principal Risks of Investing in the Fund
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  The following are the principal risks that could affect the value of your investment:

•
Equity Market Risk – Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  The stock market may experience declines or stocks in a Fund’s portfolio may not increase their earnings at the rate anticipated;

•	Growth Style Investment Risk – Growth stocks fall out of favor with investors;
•
ETF Risk – To the extent that the Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro rata portion of such ETF’s management fees and operational expenses.

•
Foreign Investment Risk – Foreign securities involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets, which may result in delays in settling securities transactions;

•
General Market Risk – The market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time;

•	Management Risk – The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for a Fund;

•	Regulatory Risk – Changes in government regulations may adversely affect the value of a security.

Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how Class R shares of the Fund’s total returns have varied since inception.  The table below illustrates how the Fund’s average annual total returns for the 1-year and since inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective.  The Fund’s performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance is available on the Fund’s website at www.congressasset.com/funds.

Congress Large Cap Growth Fund
Calendar Year Total Return as of December 31
Class R

The year-to-date return for Class R shares of the Fund as of the most recent calendar quarter ended March 31, 2011 was 7.38%.

Highest Quarterly Return:	4Q, 2010	12.45%

Lowest Quarterly Return:	2Q, 2010	-12.14%

Average Annual Total Returns as of December 31, 2010
	1 Year	Since Inception (3/31/09)
Class R Shares
Return Before Taxes	10.18%	24.75%
Return After Taxes on Distributions	10.10%	24.68%
Return After Taxes on Distributions and Sale of Fund Shares	6.72%	21.29%
Class I Shares
Return Before Taxes	10.38%	24.88%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	32.37%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	33.98%

Class I shares commenced operations on April 30, 2010.  Performance shown prior to the inception of Class I shares reflects the performance of the Fund’s Class R shares, adjusted to reflect Class I expenses.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Investment Advisor
Congress Asset Management Company, LLP.

Portfolio Managers
Daniel A. Lagan, CFA, President, Advisor; Portfolio Manager for the Fund since inception March/2009.  Alfred A. Lagan, CFA, Chairman, Advisor; Portfolio Manager of the Fund since inception March/2009.  Gregg O’Keefe, CFA, Executive Vice President, Advisor; Portfolio Manager for the Fund since inception March/2009.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Congress Large Cap Growth Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at (888) 688-1299, or through a financial intermediary.  The minimum initial investment amounts are shown in the table below.

Account Types	To Open Your Account	To Add To Your Account
Standard Accounts
- Class R	$10,000	$250
- Class I	$500,000	$250
Traditional and Roth IRA Accounts
- Class R	$ 2,000	$250
- Class I	$500,000	$250
Accounts with Automatic Investment Plans
- Class R	$5,000	$250

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.